Financial risk management - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) customer bank	Dec. 31, 2019 USD ($) customer bank		Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)	[1]
Disclosure of major customers [line items]
Proportion of sales designated for hedging activities (as a percent)	15.00%	19.50%
Gain on hedge ineffectiveness recognised in other comprehensive income	$ 46,145	$ 54,312
Reclassification adjustments on cash flow hedges for which hedged item affected profit or loss, net of tax	(26,031)	15,594
Cash and cash equivalents	$ 336,282	$ 290,276	[1],[2]	$ 273,635	[1]	$ 269,195
Number of major banks | bank	6	8
Gearing ratio	50.00%	48.00%
Notional amount	$ 72,299	$ 37,965
Forward contract
Disclosure of major customers [line items]
Notional amount	$ 42,200	$ 71,700		$ 63,300
Bottom of range
Disclosure of major customers [line items]
Gearing ratio	40.00%
Top of range
Disclosure of major customers [line items]
Gearing ratio	60.00%
Credit risk
Disclosure of major customers [line items]
Number of major banks | bank	5
Proportion of total cash deposited in major banks (as a percent)	81.00%	85.00%
Credit risk | Crops
Disclosure of major customers [line items]
Proportion of sales (as a percent)	80.00%	96.00%
Number of well-known customers | customer	36	42
Credit risk | Ethanol
Disclosure of major customers [line items]
Proportion of sales (as a percent)	100.00%	100.00%
Number of well-known customers | customer	46	52
Credit risk | Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	78.00%	86.00%
Number of well-known customers | customer	76	66
Credit risk | Crystal Sugar
Disclosure of major customers [line items]
Proportion of sales (as a percent)	22.00%	14.00%
Credit risk | Energy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	96.00%	94.00%
Number of well-known customers | customer	52	52
Credit risk | Dairy
Disclosure of major customers [line items]
Proportion of sales (as a percent)	65.00%	70.00%
Number of well-known customers | customer	21	36
Interest rate risk | Itau BBA FINAME Loan
Disclosure of major customers [line items]
Notional amount	$ 400,000
Interest rate risk | Floating interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	1.85%
Interest rate risk | Fixed interest rate
Disclosure of major customers [line items]
Interest rate on borrowings (as a percent)	4.24%
Currency risk
Disclosure of major customers [line items]
Sensitivity analysis for types of market risk (as a percent)	10.00%
Argentine Peso | Currency risk | Forward contract
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ 1,800
Brazilian Reais | Euro-bob swap
Disclosure of major customers [line items]
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1,600)
Brazilian Reais | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	23,800
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(1,900)	$ (1,100)
U.S. Dollar | Currency risk | Forward contract
Disclosure of major customers [line items]
Notional amount	2,400
Gain (loss) on hedge ineffectiveness recognised in profit or loss	$ (30)

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within financial results as explained in Note 34.1
[2]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.